SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2013
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of each option granted on the date of grant

	2011	2013

Risk-free interest rate	3.86% - 4.05%	3.06%-3.83%
Exercise multiple	2	2-2.8
Expected volatility	58% - 61%	56%-60%
Expected dividend yield	0%	0%
Fair value of ordinary shares	$4.02 - $4.03	$4.75-$4.97

(1)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(2)                                 Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)                                 Fair value of underlying ordinary shares

Before the Company’s IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of the third-party appraisals prepared by independent valuation firms, and equity transactions of the Company.

After the Company’s IPO, the fair value of the underlying ordinary shares is estimated based on the closing market price of the ADS of the Company as of the grant date.

Summary of the stock option activity under the 2008 Plan

			Weighted average	Weighted average
		Weighted average	fair value per	intrinsic value
		exercise price	option at	per option at
	Options granted	per option	grant date	grant date

Outstanding at January 1, 2013	1,778,250	$1.12
Granted	307,250	$4.75	$2.45	$—
Exercised	(363,400)	$0.65	$0.29	$0.12
Forfeited	(159,250)	$3.46	$1.61	$0.12
Outstanding at December 31, 2013	1,562,850	$1.71

Summary of information regarding the share options granted

	As of December 31, 2013
			Weighted-
		Weighted-	average remaining
		average exercise	contractual	Aggregate
	Options Number	price	life (years)	intrinsic value

Options
Outstanding	1,562,850	$1.71	6.55	$3,892
Exercisable	945,663	$0.19	5.40	$3,627
Expected to vest	524,609	$4.03	8.31	$226